Merger with Cellect Biotherapeutics Ltd. (Formerly "Cellect Biotechnology Ltd")	12 Months Ended
Dec. 31, 2017
Merger with Cellect Biotherapeutics Ltd. (Formerly "Cellect Biotechnology Ltd") [Abstract]
MERGER WITH CELLECT BIOTHERAPEUTICS LTD. (formerly "Cellect Biotechnology Ltd")

NOTE 5:- MERGER WITH CELLECT BIOTHERAPEUTICS LTD. (formerly "Cellect Biotechnology Ltd")

The merger between the Company and the Subsidiary, a private company engaged in development of innovative, unique technology, enabling selection of biologically filtered stem cells and commercialization, closed on July 1, 2013. Under the terms of the agreement, 44,887,373 ordinary shares, NIS 1.00 par value each, of the Company, constituting 85% of its equity, were issued to shareholders of the Subsidiary, as well as an aggregate of 568,395 options (not listed for trading), each exercisable for one ordinary share of the Company, NIS 1.00 par value each, in consideration for the entire share capital of the Subsidiary including all of the existing options in the Subsidiary, such that following the merger, the Subsidiary became a wholly-owned subsidiary of the Company.

Out of the options granted, an amount of 113,698 Series 1 unlisted options are exercisable until April 30, 2018, at an exercise price of NIS 1.00 per option.